Initial Public Offering and Over-Allotment (Details) - $ / shares		3 Months Ended	12 Months Ended
	Oct. 08, 2021	Mar. 31, 2023	Dec. 31, 2022
IPO [Member]
Initial Public Offering and Over-Allotment (Details) [Line Items]
Units Issued During Period Shares New Issues	15,500,000
Shares Issued, Price Per Share (in Dollars per share)	$ 10
Over-Allotment Option [Member]
Initial Public Offering and Over-Allotment (Details) [Line Items]
Units Issued During Period Shares New Issues	2,000,000
Shares Issued, Price Per Share (in Dollars per share)	$ 10
Class A Common Stock [Member]
Initial Public Offering and Over-Allotment (Details) [Line Items]
Number Of Shares Included In Unit		1	1
Class A Common Stock [Member] | IPO [Member]
Initial Public Offering and Over-Allotment (Details) [Line Items]
Units Issued During Period Shares New Issues		17,500,000	17,500,000
Shares Issued, Price Per Share (in Dollars per share)		$ 10	$ 10
Class A Common Stock [Member] | Over-Allotment Option [Member]
Initial Public Offering and Over-Allotment (Details) [Line Items]
Units Issued During Period Shares New Issues		2,000,000	2,000,000
Public Warrants [Member]
Initial Public Offering and Over-Allotment (Details) [Line Items]
Number of warrants included in Unit		1	1
Public Warrants [Member] | Class A Common Stock [Member]
Initial Public Offering and Over-Allotment (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)		$ 18	$ 18
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 11.5	$ 11.5